UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END

INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN

SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING NOVEMBER 2004

Medallion Financial Corp.

(Name of registered closed-end investment company)

Date of Each Transaction	Identification of Security	Number of Shares Purchased	Price Per Share	Approximate Asset Value or Approximate Asset Coverage Per Share at Time of Purchase	Name of Seller or of Seller’s Broker
11/08/2004	Medallion Financial Corp. Common Stock	10,700	$9.22	$9.72	Open Market Purchase
11/09/2004	Medallion Financial Corp. Common Stock	10,700	$9.08	$9.72	Open Market Purchase
11/10/2004	Medallion Financial Corp. Common Stock	10,700	$9.18	$9.72	Open Market Purchase
11/11/2004	Medallion Financial Corp. Common Stock	10,700	$9.29	$9.72	Open Market Purchase
11/12/2004	Medallion Financial Corp. Common Stock	10,700	$9.45	$9.72	Open Market Purchase
11/15/2004	Medallion Financial Corp. Common Stock	14,700	$9.21	$9.72	Open Market Purchase
11/16/2004	Medallion Financial Corp. Common Stock	11,000	$9.29	$9.72	Open Market Purchase
11/17/2004	Medallion Financial Corp. Common Stock	14,700	$9.22	$9.72	Open Market Purchase
11/18/2004	Medallion Financial Corp. Common Stock	10,700	$9.24	$9.72	Open Market Purchase
11/19/2004	Medallion Financial Corp. Common Stock	14,700	$9.35	$9.72	Open Market Purchase
TOTAL SHARES REPURCHASED		119,300

REMARKS: None.

MEDALLION FINANCIAL CORP.
Name of Registrant

By:	/s/ Larry D. Hall
Larry D. Hall (Name) Chief Financial Officer (Title)

Date of Statement: December 2, 2004